Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory U.S. federal rate	35.00%	35.00%	35.00%
Unrecognized tax benefits	$ 7,343,500	$ 3,951,100	$ 2,467,300	$ 1,787,100
Unrecognized tax benefits recognition impact on effective tax rate	4,900,000
State and Local Jurisdiction [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards	$ 18,100,000
Minimum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Combination of subsidiaries, tax years	3 years
Maximum
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Combination of subsidiaries, tax years	4 years